Reclamation and Remediation Provision	12 Months Ended
Dec. 31, 2025
Reclamation and Remediation Provision [abstract]
RECLAMATION AND REMEDIATION PROVISION
17.	RECLAMATION AND REMEDIATION PROVISION

	As at December 31,
	2025	2024
Balance, beginning of year	$15,447	$16,299
Accretion	327	304
Change in estimates	1,069	(1,156)
Balance at the end of the year	16,843	15,447

Although the ultimate amounts for future site reclamation and remediation are uncertain, the best estimate of these obligations was based on information available, including current legislation, third-party estimates and management estimates. The amounts and timing of the mine closure obligations will vary depending on several factors including future operations and the ultimate life of the Empire State Mine, future economic conditions, and changes in applicable environmental regulations.

At December 31, 2025, the total inflated and undiscounted amount for the estimated future cash flows was $23,366 (December 31, 2024 – $23,663), with the end of mine life being 2031 (December 31, 2024 – 2032). Further, the estimated future non-inflated cash flows have been discounted using the US Treasury real rate adjusted for years of expected closure expenditure of 2.58% (December 31, 2024 – 2.47%). The impact of these changes in estimate is included in the table above.